--------------------------------------------------------------------------------
                                                  SEMI-ANNUAL REPORT

                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO
                             800 WEST SIXTH STREET
                                  FIFTH FLOOR
                         LOS ANGELES, CALIFORNIA 90017
                                  800-236-4479

                               INVESTMENT ADVISOR
                               Hotchkis and Wiley
                             800 West Sixth Street
                                  Fifth Floor
                         Los Angeles, California 90017

                                 LEGAL COUNSEL
                           Gardner, Carton & Douglas
                             321 North Clark Street
                            Chicago, Illinois 60610

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                       Princeton Funds Distributor, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                 ADMINISTRATOR
                          CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                              JUNE 30, 1998

                                   LOGO

                  HOTCHKIS AND WILEY VARIABLE TRUST LOGO

                       EQUITY INCOME VIP PORTFOLIO
      -------------------------------------------------------------
                       INTERNATIONAL VIP PORTFOLIO
      -------------------------------------------------------------
                        LOW DURATION VIP PORTFOLIO

--------------------------------------------------------------------------------
    THIS MATERIAL SHOULD BE PRECEDED
    OR ACCOMPANIED BY A PROSPECTUS.               HOTCHKIS AND WILEY:
                                                   INVESTMENT ADVISOR

                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO

EQUITY INCOME VIP PORTFOLIO
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in domestic equity securities.

INTERNATIONAL VIP PORTFOLIO
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

LOW DURATION VIP PORTFOLIO
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.

--------------------------------------------------------------------------------

                         Hotchkis and Wiley Funds logo

   DEAR SHAREHOLDERS:

We are pleased to present to you the semi-annual report of Hotchkis and Wiley Variable Trust for the period ending June 30, 1998. Investment commentary on the Funds follows below:

EQUITY INCOME VIP PORTFOLIO
The Equity Income VIP Portfolio commenced operations on March 18, 1998. Performance since inception for the Fund is -3.3%, compared to the Standard & Poor's 500 Index ("S&P 500") return of 5.5% over the period. This 3 1/2-month period in the market has been marked by pronounced volatility and across industries performance has been extremely mixed.

Although the Fund benefited from its holdings in consumer durables and finance, it was held back by its exposure to basic industries, in particular paper and metals. Lack of exposure to technology, the best performing sector in this time period, also detracted from performance. Technology stocks are trading at valuation levels far above the thresholds we are willing to pay.

In keeping with our basic philosophy, we continue to focus on building significant valuation support into our portfolios. On a relative basis, we think the current portfolio is one of the cheapest in the history of the firm. Basic materials companies now represent an exceptional valuation opportunity to buy world class assets well below replacement costs. Furthermore, we think the "Asian crisis" should be a long-term positive for many industries as new Asian projects will only come on stream if they can earn a real return on capital. We also see considerable opportunity in the utility sector and are convinced that avoiding the more speculative area of technology is appropriate.

Looking forward, we believe money will flow to those stocks that have reasonable earnings multiples and lower risk profiles as investors assess valuations available in the current market. We believe the Fund is well positioned for the current uncertain economic and market environment. The Fund's projected price-to-earnings ratio of 14.0X is 57% of the S&P 500. Similarly, the Fund's 2.84% dividend yield is 200% greater than the S&P 500. We believe that these key portfolio characteristics should help control risk in a volatile market.

INTERNATIONAL VIP PORTFOLIO
The launch of the International VIP Portfolio coincides with some dramatic events in the international equity markets that should prove beneficial for the Fund's long term performance. Countries slated to adopt the single European currency, the euro, have experienced dramatic declines in bond yields and more competitive currencies. Only in Euroland is growth likely to accelerate this year as buoyant domestic demand -- particularly in Spain, Italy, Portugal, and Ireland -- offsets the deflationary impact of Asia. As a result, investors have poured funds into European equities at an unprecedented rate. In recognition of the importance of the equity capital market, a growing number of European companies are restructuring and enhancing profitability. In contrast, Japan, the world's second largest economy, has yet to resume its historic role as the key driver of growth in the rest of Asia. Keizo Obuchi's win as LDP leader should slowly lead to an improvement in the fiscal policy plaguing Japan. With fiscal stimulus, loose monetary policy and financial system reform, the Japanese economy may have turned the corner.

Our emphasis on stock selection has led to an allocation that is overweighted in the UK versus the EAFE Index, slightly underweighted in the EMU markets and underweighted in Asia. The avalanche of liquidity that rolled into the European markets in the past 12 to 18 months has led to some massive valuation disparities. The largest stocks in the UK and the rest of Europe generally offer the highest price-to-earnings ratios on prospective earnings and have delivered the bulk of performance gains in their local markets. Concentration in the UK market is especially striking as only ten stocks (principally in healthcare and telecommunication) gained over 8% in the latest quarter, leaving the other 128 stocks in the MSCI UK Index down over 5%. The hint of rising interest rates will lead to the inevitable rotation back to the undervalued cyclical industrials. In addition, the Japanese market offers a host of opportunities, especially those related to the domestic economy. Near term performance of these stocks will depend on signs that the recent reforms are leading to economic stimulus and, in turn, driving returns higher.

LOW DURATION VIP PORTFOLIO
The Low Duration VIP Portfolio commenced operations on March 18, 1998. Performance since inception was 1.7%. What an exciting and tricky period it has been since! The theme of strong domestic growth paired with low inflation carried over from the previous quarter. The Asian crisis hit at just the right time to stave off a probable interest rate hike. The deflationary pressures put on our economy by Asia balanced a very tight labor market in our robust domestic economy and gave the Fed the luxury of waiting on the sidelines. This balancing act continued through the end of June, keeping interest rates in a tight range during the second half of the year. The long bond yield bounced between 5.80% and 6.00% for the majority of the first six months of 1998.

Looking forward, the balancing act seems likely to continue for some time. Weakness in our trading partners in Asia has mitigated the robust growth in the domestic economy. We believe it is probable that economic growth will moderate, allowing interest rates to move somewhat lower. This does not bode well for most mortgage-backed securities, therefore we anticipate remaining underweight in that sector. Corporate profits also remain a concern, leaving asset-backed securities the sector of choice.

We thank you for your investment in the Hotchkis and Wiley Variable Trust. We look forward to serving your investment needs in the months and years ahead.

Sincerely,

NANCY D. CELICK
Nancy D. Celick
President

HOTCHKIS AND WILEY VARIABLE TRUST

The statements made in the foregoing commentary are as of June 30, 1998, and may not accurately reflect opinions of Hotchkis and Wiley after that date. No guarantee can be given regarding the accuracy of any opinions or predictions made. Because the Funds are actively managed, any Fund specific information in the commentary may no longer be accurate. The Funds may not continue to hold any specific securities mentioned, and have no obligation to disclose purchases or sales in such securities.

                      [This Page Intentionally Left Blank]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS:

  EQUITY INCOME VIP PORTFOLIO............................     1

  INTERNATIONAL VIP PORTFOLIO............................     3

  LOW DURATION VIP PORTFOLIO.............................     6

STATEMENT OF ASSETS AND LIABILITIES......................     8

STATEMENT OF OPERATIONS..................................     9

STATEMENT OF CHANGES IN NET ASSETS.......................    10

NOTES TO FINANCIAL STATEMENTS............................    11

FINANCIAL HIGHLIGHTS.....................................    15

                                      LOGO

                                      LOGO

Schedule of Investments -- June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME VIP PORTFOLIO

COMMON STOCKS -- 99.0%                   Shares    Value
----------------------------------------------------------
AEROSPACE -- 4.9%
 ..........................................................
Lockheed Martin Corporation                100    $ 10,587
 ..........................................................
Northrop Grumman Corporation               200      20,625
 ..........................................................
Rockwell International Corporation         340      16,341
 ....................... .......................   --------
                                                    47,553

----------------------------------------------------------
APPAREL & TEXTILES -- 1.2%
 ..........................................................
Russell Corporation                        400      12,075
----------------------------------------------------------
AUTO PARTS -- 2.1%
 ..........................................................
Dana Corporation                           200      10,700
 ..........................................................
Meritor Automotive, Inc.                   400       9,600
 ....................... .......................   --------
                                                    20,300

----------------------------------------------------------
AUTOS & TRUCKS -- 6.0%
 ..........................................................
Ford Motor Company                         500      29,500
 ..........................................................
General Motors Corporation                 430      28,729
 ....................... .......................   --------
                                                    58,229

----------------------------------------------------------
BANKS -- 6.4%
 ..........................................................
Banc One Corporation                       300      16,744
 ..........................................................
First Chicago NBD Corporation              200      17,725
 ..........................................................
First Union Corporation                    300      17,475
 ..........................................................
KeyCorp                                    300      10,687
 ....................... .......................   --------
                                                    62,631

----------------------------------------------------------
BEVERAGES -- 1.0%
 ..........................................................
Anheuser-Busch Companies, Inc.             200       9,438
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 2.8%
 ..........................................................
Georgia-Pacific (Timber Group)             400       9,225
 ..........................................................
Weyerhaeuser Company                       400      18,475
 ....................... .......................   --------
                                                    27,700

----------------------------------------------------------
CHEMICALS -- 3.6%
 ..........................................................
The Dow Chemical Company                   200      19,338
 ..........................................................
Union Carbide Corporation                  300      16,012
 ....................... .......................   --------
                                                    35,350

----------------------------------------------------------


                                         Shares    Value

----------------------------------------------------------
CONGLOMERATES -- 1.7%
 ..........................................................
Tenneco, Inc.                              450    $ 17,128
----------------------------------------------------------
CONSUMER PRODUCTS -- 1.3%
 ..........................................................
Tupperware Corporation                     440      12,375
----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.9%
 ..........................................................
Harsco Corporation                         200       9,162
----------------------------------------------------------
FINANCIAL SERVICES -- 3.8%
 ..........................................................
Associates First Capital
  Corporation-Class A                      131      10,071
 ..........................................................
Beneficial Corporation                     100      15,319
 ..........................................................
Transamerica Corporation                   100      11,512
 ....................... .......................   --------
                                                    36,902

----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.1%
 ..........................................................
Whirlpool Corporation                      300      20,625
----------------------------------------------------------
INSURANCE -- 6.1%
 ..........................................................
American General Corporation               200      14,238
 ..........................................................
Lincoln National Corporation               100       9,137
 ..........................................................
Ohio Casualty Corporation                  100       4,425
 ..........................................................
Safeco Corporation                         300      13,613
 ..........................................................
St. Paul Companies, Inc.                   220       9,254
 ..........................................................
TIG Holdings, Inc.                         400       9,200
 ....................... .......................   --------
                                                    59,867

----------------------------------------------------------
MACHINERY -- 1.6%
 ..........................................................
New Holland N.V.                           800      15,700
----------------------------------------------------------
METALS & MINING -- 4.8%
 ..........................................................
Aluminum Company of America                280      18,462
 ..........................................................
Phelps Dodge Corporation                   200      11,438
 ..........................................................
Reynolds Metals Company                    300      16,781
 ....................... .......................   --------
                                                    46,681

----------------------------------------------------------
NATURAL GAS -- 0.9%
 ..........................................................
Eastern Enterprises                        200       8,575
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME VIP PORTFOLIO

                                         Shares    Value
----------------------------------------------------------
OIL -- DOMESTIC -- 8.9%
 ..........................................................
Atlantic Richfield Company                 130    $ 10,156
 ..........................................................
Occidental Petroleum Corporation         1,100      29,700
 ..........................................................
Phillips Petroleum Company                 500      24,094
 ..........................................................
USX-Marathon Group, Inc.                   400      13,725
 ..........................................................
Ultramar Diamond Shamrock Corporation      300       9,469
 ....................... .......................   --------
                                                    87,144

----------------------------------------------------------
PAPER -- 3.5%
 ..........................................................
Georgia-Pacific Group                      200      11,787
 ..........................................................
International Paper Company                300      12,900
 ..........................................................
Union Camp Corporation                     200       9,925
 ....................... .......................   --------
                                                    34,612

----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.5%
 ..........................................................
Eastman Kodak Company                      200      14,612
----------------------------------------------------------
POLLUTION CONTROL -- 3.0%
 ..........................................................
Browning-Ferris Industries, Inc.           530      18,418
 ..........................................................
Waste Management, Inc.                     300      10,500
 ....................... .......................   --------
                                                    28,918

----------------------------------------------------------
RAILROADS -- 2.1%
 ..........................................................
CSX Corporation                            200       9,100
 ..........................................................
Norfolk Southern Corporation               400      11,925
 ....................... .......................   --------
                                                    21,025

----------------------------------------------------------
RETAIL -- 5.2%
 ..........................................................
Intimate Brands, Inc.                      300       8,269
 ..........................................................
J.C. Penney Company, Inc.                  200      14,462
 ..........................................................
May Department Stores Company              240      15,720
 ..........................................................
Sears, Roebuck & Company                   200      12,213
 ....................... .......................   --------
                                                    50,664

----------------------------------------------------------


                                         Shares    Value
----------------------------------------------------------
SAVINGS & LOANS -- 3.0%
 ..........................................................
Fannie Mae                                 250    $ 15,187
 ..........................................................
H.F. Ahmanson & Company                    200      14,200
 ....................... .......................   --------
                                                    29,387

----------------------------------------------------------
STEEL -- 1.7%
 ..........................................................
USX-U.S. Steel Group, Inc.                 500      16,500
----------------------------------------------------------
TOBACCO -- 3.2%
 ..........................................................
Philip Morris Companies, Inc.              800      31,500
----------------------------------------------------------
UTILITY -- ELECTRIC -- 10.4%
 ..........................................................
CMS Energy Corporation                     400      17,600
 ..........................................................
GPU, Inc.                                  100       3,781
 ..........................................................
P P & L Resources, Inc.                    900      20,419
 ..........................................................
PacifiCorp                                 800      18,100
 ..........................................................
Public Service Enterprises Group, Inc.     600      20,663
 ..........................................................
SCANA Corporation                          700      20,869
 ....................... .......................   --------
                                                   101,432

----------------------------------------------------------
UTILITY -- TELEPHONE -- 5.3%
 ..........................................................
AT&T Corporation                           300      17,138
 ..........................................................
Bell Atlantic Corporation                  400      18,250
 ..........................................................
SBC Communications, Inc.                   400      16,000
 ....................... .......................   --------
                                                    51,388

----------------------------------------------------------
Total common stocks -- 99.0%
  (cost $1,003,206)                                967,473
 ..........................................................
Other assets in excess of
  liabilities -- 1.0%                                9,901
 ....................... .......................   --------
Total net assets -- 100.0%                        $977,374

----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO


COMMON STOCKS -- 89.9%
------------------------------------------------------------
AUSTRALIA   4.6%                      Shares           Value
------------------------------------------------------------
AIRLINES -- 1.5%
 ............................................................
Qantas Airways Limited             2,387,850    $  3,593,167
------------------------------------------------------------
BANKS -- 2.0%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.                713,170       4,919,742
------------------------------------------------------------
INSURANCE -- 1.1%
 ............................................................
QBE Insurance Group, Ltd.            740,841       2,614,953
 ..................... ......................     -----------
Total Australia                                   11,127,862

------------------------------------------------------------
CANADA   4.3%
------------------------------------------------------------
BANKS -- 1.8%
 ............................................................
Canadian Imperial Bank of
  Commerce                           135,080       4,344,850
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.1%
 ............................................................
Imasco, Ltd.                         135,510       2,501,864
------------------------------------------------------------
METALS & MINERALS -- 1.4%
Noranda, Inc.                        196,320       3,390,946
 ..................... ......................     -----------
Total Canada                                      10,237,660

------------------------------------------------------------
FINLAND -- 1.7%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.7%
 ............................................................
UPM-Kymmene Corporation OYJ          145,615       4,007,642
 ..................... ......................     -----------
Total Finland                                      4,007,642
------------------------------------------------------------
FRANCE   6.5%
------------------------------------------------------------
AEROSPACE -- DEFENSE -- 1.7%
 ............................................................
Thomson CSF                          109,017       4,147,170
------------------------------------------------------------
BANKS -- 1.7%
 ............................................................
Banque Nationale de Paris             49,181       4,018,409
------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.2%
 ............................................................
LaFarge SA                            27,340       2,826,235
------------------------------------------------------------
OIL-INTERNATIONAL -- 1.9%
 ............................................................
Elf Aquitaine SA                      33,640       4,729,385
 ..................... ......................     -----------
Total France                                      15,721,199
------------------------------------------------------------
GERMANY  4.7%                         Shares           Value
------------------------------------------------------------
BANKS -- 1.6%
 ............................................................
Commerzbank AG                       101,170    $  3,850,553
------------------------------------------------------------
CHEMICALS -- 1.3%
 ............................................................
Bayer AG                              61,735       3,194,427
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.7%
 ............................................................
Buderus AG                             3,410       1,700,434
------------------------------------------------------------
MACHINERY -- 1.1%
 ............................................................
GEA AG                                 6,695       2,614,895
 ..................... ......................     -----------
Total Germany                                     11,360,309

------------------------------------------------------------
HONG KONG   7.2%
------------------------------------------------------------
BANKS -- 1.7%
 ............................................................
HSBC Holdings PLC                    171,600       4,196,667
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.0%
 ............................................................
New World Development Co., Ltd.    1,220,000       2,361,724
------------------------------------------------------------
UTILITY -- ELECTRIC -- 3.3%
 ............................................................
CLP Holdings Limited                 977,000       4,450,895
 ............................................................
Swire Pacific Ltd. Class A           924,500       3,489,883
 ..................... ......................     -----------
                                                   7,940,778
------------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 1.2%
 ............................................................
Hong Kong Telecommunications,
  Ltd.                             1,489,600       2,797,118
 ..................... ......................     -----------
Total Hong Kong                                   17,296,287

------------------------------------------------------------
IRELAND   2.2%
------------------------------------------------------------
FOOD PRODUCERS -- 1.0%
 ............................................................
Greencore Group PLC                  434,140       2,361,658
------------------------------------------------------------
PAPER -- 1.2%
 ............................................................
Jefferson Smurfit Group PLC        1,008,380       2,995,894
 ..................... ......................     -----------
Total Ireland                                      5,357,552

------------------------------------------------------------
ITALY   3.0%
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.9%
 ............................................................
ENI SPA                              685,100       4,490,121
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

                                    Shares         Value
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.1%
 ............................................................
Telecom Italia SPA                   381,000    $  2,804,638
 ..................... ......................    ------------
Total Italy                                        7,294,759
------------------------------------------------------------
JAPAN   8.4%
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.8%
 ............................................................
Nintendo Co., Ltd.                    45,900       4,249,847
------------------------------------------------------------
ELECTRONICS -- 2.8%
 ............................................................
Kyocera Corporation                  102,200       4,992,729
 ............................................................
Sony Corporation                      20,400       1,756,530
 ..................... ......................    ------------
                                                   6,749,259
------------------------------------------------------------
FINANCIAL SERVICES -- 1.9%
 ............................................................
Promise Company, Ltd.                112,800       4,640,905
------------------------------------------------------------
LEISURE/TOYS -- 1.9%
 ............................................................
NAMCO Ltd.                           199,000       4,645,747
 ..................... ......................    ------------
Total Japan                                       20,285,758
------------------------------------------------------------
NETHERLANDS   6.0%
------------------------------------------------------------
BANKS -- 1.8%
 ............................................................
ABN AMRO Holding N.V.                188,810       4,418,080
------------------------------------------------------------
CHEMICALS -- 2.0%
 ............................................................
Akzo Nobel N.V.                       21,690       4,821,607
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.2%
 ............................................................
ING Groep N.V.                        79,125       5,181,072
 ..................... ......................    ------------
Total Netherlands                                 14,420,759
------------------------------------------------------------
NORWAY   0.9%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.9%
 ............................................................
Kvaerner ASA - Class A                66,070       2,238,628
 ..................... ......................    ------------
Total Norway                                       2,238,628
------------------------------------------------------------
SINGAPORE   1.1%
------------------------------------------------------------
BANKS -- 1.1%
 ............................................................
Development Bank of Singapore
  LTD                                489,890       2,711,169
 ..................... ......................    ------------
Total Singapore                                    2,711,169
------------------------------------------------------------
SPAIN   0.9%                          Shares           Value
------------------------------------------------------------
OIL -- INTERNATIONAL -- 0.9%
 ............................................................
Repsol SA                             40,780    $  2,250,905
 ..................... ......................    ------------
Total Spain                                        2,250,905
------------------------------------------------------------
SWEDEN   4.8%
------------------------------------------------------------
BANKS -- 1.6%
 ............................................................
Skandinaviska Enskilda Banken AB     226,784       3,881,658
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.7%
 ............................................................
Electrolux AB - Class B              233,140       4,005,064
------------------------------------------------------------
TOBACCO -- 1.5%
 ............................................................
Swedish Match AB                   1,097,210       3,645,925
 ..................... ......................    ------------
Total Sweden                                      11,532,647
------------------------------------------------------------
SWITZERLAND   7.9%
------------------------------------------------------------
BANKS -- 1.6%
 ............................................................
Credit Suisse Group                   17,444       3,881,397
------------------------------------------------------------
FOOD PRODUCERS -- 1.3%
 ............................................................
Nestle SA "registered"                 1,414       3,025,981
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 3.1%
 ............................................................
Saurer AG "registered"                 3,333       3,405,926
 ............................................................
Sulzer AG "registered" (P.C.)          5,229       4,126,492
 ..................... ......................    ------------
                                                   7,532,418
------------------------------------------------------------
PHARMACEUTICALS & HEALTHCARE -- 1.9%
 ............................................................
Novartis AG "registered"               2,775       4,617,646
 ..................... ......................    ------------
Total Switzerland                                 19,057,442
------------------------------------------------------------
UNITED KINGDOM   25.7%
------------------------------------------------------------
APPAREL & TEXTILES -- 0.7%
 ............................................................
Coats Viyella PLC                  1,291,860       1,584,269
------------------------------------------------------------
BANKS -- 3.6%
 ............................................................
Abbey National PLC                   229,390       4,076,150
 ............................................................
National Westminster Bank PLC        252,050       4,504,040
 ..................... ......................    ------------
                                                   8,580,190
------------------------------------------------------------
BUILDING MATERIALS -- 1.8%
 ............................................................
Hanson PLC                           705,940       4,290,356
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

                                    Shares         Value
------------------------------------------------------------
CHEMICALS -- 2.6%
 ............................................................
The BOC Group PLC                    266,563    $  3,631,467
 ............................................................
Laporte PLC                          233,486       2,785,434
 ..................... ......................    ------------
                                                   6,416,901
------------------------------------------------------------
DIVERSIFIED -- 1.2%
 ............................................................
Cookson Group PLC                    837,420       2,878,303
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.6%
 ............................................................
BTR PLC                            1,310,430       3,716,968
 ............................................................
Tomkins PLC                          915,300       4,967,144
 ..................... ......................    ------------
                                                   8,684,112
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.2%
 ............................................................
TI Group PLC                         394,860       2,997,648
------------------------------------------------------------
FOOD & BEVERAGES -- 1.8%
 ............................................................
Allied Domecq PLC                    468,420       4,400,174
------------------------------------------------------------
FOOD PRODUCERS -- 1.9%
 ............................................................
Hillsdown Holdings PLC               795,510       2,163,512
 ............................................................
Tate & Lyle PLC                      307,080       2,435,004
 ..................... ......................    ------------
                                                   4,598,516
------------------------------------------------------------
INSURANCE -- 1.9%
 ............................................................
CGU PLC                              244,040       4,552,279
------------------------------------------------------------


                                    Shares         Value
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 1.9%
 ............................................................
Tesco PLC                            471,570    $  4,602,863
------------------------------------------------------------
TOBACCO -- 2.3%
 ............................................................
B.A.T Industries PLC                 551,310       5,519,162
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.2%
 ............................................................
Powergen PLC                         202,000       2,790,658
 ..................... ......................    ------------
Total United Kingdom                              61,895,131
 ............................................................
Total common stocks
  (cost $216,056,241)                            216,796,009
------------------------------------------------------------

                                   Principal
CASH EQUIVALENTS -- 29.7%             Amount
-----------------------------------------------------------
Vista Institutional Prime
  Money Market Fund              $71,564,121     71,564,121
  (cost $71,564,121)
-----------------------------------------------------------
Total investments -- 119.6%
  (cost $287,620,362)                           288,360,130
 ...........................................................
Liabilities in excess of other
  assets -- (19.6)%                             (47,226,339)
 ..................... ......................   ------------
Total net assets -- 100.0%                     $241,133,791
-----------------------------------------------------------

P.C. -- Participation Certificates.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION VIP PORTFOLIO

       CORPORATE BONDS AND           Principal
          NOTES -- 19.0%              Amount       Value
-----------------------------------------------------------
APPAREL -- 1.6%
 ...........................................................
La Petite Holdings, CLB 8/01/1998,
  9.625%, 8/01/2001                  $ 25,000    $   25,750
-----------------------------------------------------------
EUROBANKS -- 3.1%
 ...........................................................
Okobank, CLB 9/09/2002, 6.1875%,
  9/29/2049 #                          50,000        49,933
-----------------------------------------------------------
FINANCIAL SERVICES -- 9.5%
 ...........................................................
Florida Windstorm (Acquired
  4/06/1998, cost $51,608), 6.85%,
  8/25/2007 r                          50,000        51,876
 ...........................................................
Lehman Brothers, Inc., 6.50%,
  4/15/2008                            50,000        50,188
 ...........................................................
The Money Store, Inc., 8.05%,
  4/15/2002                            50,000        53,175
 ...................... .......................    ---------
                                                    155,239

-----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 2.9%
 ...........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%, 7/15/2002        40,000        47,500
-----------------------------------------------------------
TELECOMMUNICATIONS -- 1.9%
 ...........................................................
Teleport Communications, CLB
  7/01/2001, 0.00%, 7/01/2007          35,000        30,450
-----------------------------------------------------------
Total corporate bonds and notes
  (cost $273,239)                                   308,872
-----------------------------------------------------------

GOVERNMENT AGENCY
MORTGAGE-BACKED                      Principal
SECURITIES -- 14.2%                   Amount       Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.8%
 ...........................................................
Federal Home Loan Mortgage
  Corporation:
  1944 SB, 10.5625%, 3/15/2027 #     $  2,770    $    2,792
 ...........................................................
  2036 Z, 7.00%, 3/15/2028              7,929         7,904
 ...........................................................
  2043 SC, 10.12813%, 4/15/2028 #      28,526        28,305
 ...........................................................
  2055 ZA, 6.50%, 5/15/2013            50,271        48,730
 ...........................................................
Federal National Mortgage Association,
  1997-76 FT, 6.0875%, 9/17/2027 #     40,288        39,291
 ...................... .......................    ---------
                                                    127,022

-----------------------------------------------------------
PASS-THROUGH SECURITIES -- 4.4%
 ...........................................................
Government National Mortgage
  Association, 8247, 7.00%,
  7/20/2023 #                          68,951        70,683
-----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.0%
 ...........................................................
Federal National Mortgage
  Association, 1997-76 B (PO),
  0.00%, 6/25/2018                     33,605        32,953
-----------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $231,147)                                   230,658
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION VIP PORTFOLIO

NON-AGENCY MORTGAGE-                 Principal
BACKED SECURITIES -- 16.5%            Amount       Value
-----------------------------------------------------------
ASSET-BACKED SECURITIES -- 11.4%
 ...........................................................
Champion Auto Grantor Trust
  (Acquired 3/18/1998, cost
  $45,025), 1998-A A, 6.11%,
  10/15/2002 r                       $ 45,026    $   45,117
 ...........................................................
Green Tree Financial Corporation,
  1996-5 B2, 8.45%, 7/15/2027          19,997        21,097
 ...........................................................
Green Tree Recreational, Equipment
  & Consumer Trust, 1996-B CTFS,
  7.70%, 7/15/2018                     50,000        49,891
 ...........................................................
The Money Store Home Equity Trust,
  1994-C A3, 7.40%, 3/15/2018          18,570        18,672
 ...........................................................
Trust Investment Enhanced Return
  Securities, 1997-7 A, CLB
  2/15/1999, 6.688%, 11/15/2003        50,000        50,248
 ...................... .......................    ---------
                                                    185,025

-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.1%
 ...........................................................
Citicorp Mortgage Securities,
  Inc., 1997-3 A2, 6.92%,
  8/25/2027                            32,327        32,472
 ...........................................................
Ocwen Residential MBS Corp
  (Acquired 6/18/1998, cost
  $49,938), 1998-R2 AP,
  4.9739%, 11/25/2034 # r              50,000        49,953
 ...................... .......................    ---------
                                                     82,425

-----------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $302,700)                        267,450
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.1%
-----------------------------------------------------------
U.S. Treasury Notes:
  5.875%, 11/30/2001                  160,000       161,650
 ...........................................................
  5.75%, 11/30/2002                    80,000        80,675
 ...........................................................
  5.50%, 2/29/2000                     50,000        50,000
 ...........................................................
  5.875%, 2/15/2004                    80,000        81,525
-----------------------------------------------------------
Total U.S. Treasury obligations
  (cost $373,778)                                   373,850
-----------------------------------------------------------
                                     Principal
SHORT-TERM INVESTMENTS -- 26.4%        Amount         Value
-----------------------------------------------------------
DISCOUNT NOTES -- 4.9%
 ...........................................................
Centex Corp., 7.00%, 7/01/1998       $ 80,000    $   80,000
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 21.5%
 ...........................................................
General Mills, Inc., 5.2651%           78,423        78,423
 ...........................................................
Johnson Controls, Inc., 5.2651%        29,639        29,639
 ...........................................................
Pitney Bowes, Inc., 5.2651%            80,064        80,064
 ...........................................................
Sara Lee Corp., 5.2562%                80,000        80,000
 ...........................................................
Warner-Lambert Co., 5.2660%            79,956        79,956
 ...................... .......................    ---------
                                                    348,082
Total variable rate demand notes
-----------------------------------------------------------
Total short-term investments
(cost $428,082)                                     428,082
-----------------------------------------------------------
Total investments -- 99.2%
  (cost $1,608,946)                               1,608,912
 ...........................................................
Other assets in excess of liabilities -- 0.8%        12,494
 ...................... .......................   ----------
                                                 $1,621,406
Total net assets -- 100.0%
-----------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                       See Notes to Financial Statements

Financial Statements -- June 30, 1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                             EQUITY                        LOW
                                                             INCOME     INTERNATIONAL    DURATION
                                                              VIP            VIP           VIP
                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                           ---------------------------------------
ASSETS:
  Investments, at value*.................................  $  967,473   $288,360,130    $1,608,912
  Foreign currency**.....................................          --        652,587            --
  Cash...................................................       4,563             --            --
  Dividends and interest receivable......................       2,329        447,936        12,919
  Receivable from Advisor................................      12,765             --        15,377
  Organizational expenses, net of accumulated
     amortization........................................      13,430         14,164        13,430
  Prepaid expenses.......................................         241             --           203
                                                           ----------   ------------    ----------
       Total assets......................................   1,000,801    289,474,817     1,650,841
                                                           ----------   ------------    ----------
LIABILITIES:
  Payable to Advisor.....................................          --         91,366            --
  Payable for investments purchased......................          --      1,297,563            --
  Dividends payable......................................          --             --         5,007
  Accrued expenses and other liabilities.................      23,427     46,952,097        24,428
                                                           ----------   ------------    ----------
       Total liabilities.................................      23,427     48,341,026        29,435
                                                           ----------   ------------    ----------
       Net assets........................................  $  977,374   $241,133,791    $1,621,406
                                                           ==========   ============    ==========
NET ASSETS CONSIST OF:
  Paid in capital........................................  $1,014,424   $240,470,024    $1,621,496
  Undistributed net investment income....................         287        100,590            --
  Undistributed net realized loss on securities and
     foreign currency transactions.......................      (1,604)      (176,829)          (56)
  Net unrealized appreciation (depreciation) of
     securities and foreign currency.....................     (35,733)       740,006           (34)
                                                           ----------   ------------    ----------
       Net assets........................................  $  977,374   $241,133,791    $1,621,406
                                                           ==========   ============    ==========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
     authorized).........................................     101,461     24,180,526       162,213
  Net asset value per share (offering and redemption
     price)..............................................  $     9.63   $       9.97    $    10.00
                                                           ==========   ============    ==========
 *Cost of Investments....................................  $1,003,206   $287,620,362    $1,608,946
                                                           ==========   ============    ==========
**Cost of Foreign Currency...............................  $       --   $    644,976    $       --
                                                           ==========   ============    ==========

                       See Notes to Financial Statements

Financial Statements -- Period Ended June 30, 1998
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

                                                         EQUITY
                                                         INCOME      INTERNATIONAL   LOW DURATION
                                                          VIP             VIP            VIP
                                                      PORTFOLIO(1)   PORTFOLIO(2)    PORTFOLIO(1)
                                                      -------------------------------------------
INVESTMENT INCOME
  Income*
     Dividends......................................    $  7,493       $ 476,588             --
     Interest.......................................         488              --       $ 18,713
                                                        --------       ---------       --------
          Total income..............................       7,981         476,588         18,713
                                                        --------       ---------       --------
  Expenses
     Advisory fee...................................       2,133          77,116          1,316
     Legal and auditing fees........................       5,600           2,286          5,600
     Custodian fees and expenses....................       1,000           2,500          1,000
     Accounting and transfer agent fees and
       expenses.....................................       9,666           4,500         10,666
     Administration fee.............................      10,000           2,500         10,000
     Trustees' fees and expenses....................         800             286            800
     Reports to shareholders........................         800           1,143            800
     Registration fees..............................       1,400          11,250          1,400
     Amortization of organizational expenses........         820              86            820
     Other expenses.................................         200              71            200
                                                        --------       ---------       --------
          Total expenses............................      32,419         101,738         32,602
     Less, expense reimbursement....................     (29,149)             --        (30,942)
                                                        --------       ---------       --------
          Net expenses..............................       3,270         101,738          1,660
                                                        --------       ---------       --------
  Net investment income.............................       4,711         374,850         17,053
                                                        --------       ---------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on securities and foreign
       currency transactions........................      (1,604)       (176,829)           (56)
     Net change in unrealized appreciation
       (depreciation) of securities and foreign
       currency.....................................     (35,733)        740,006            (34)
                                                        --------       ---------       --------
  Net gain (loss) on investments....................     (37,337)        563,177            (90)
                                                        --------       ---------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $(32,626)      $ 938,027       $ 16,963
                                                        ========       =========       ========

*Net of Foreign Taxes Withheld......................    $     96       $  25,399       $     --
                                                        ========       =========       ========

(1) For the period March 18, 1998 (commencement of operations) through June 30, 1998.

(2) For the period June 10, 1998 (commencement of operations) through June 30, 1998.

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                EQUITY INCOME VIP         INTERNATIONAL VIP        LOW DURATION VIP
                                                    PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                              ----------------------    ---------------------    ---------------------
                                                 March 18, 1998**          June 10, 1998**         March 18, 1998**
                                              through June 30, 1998     through June 30, 1998    through June 30, 1998
                                              -----------------------------------------------    ---------------------
OPERATIONS:
    Net investment income.................          $    4,711              $    374,850              $   17,053
    Net realized loss on securities and
      foreign currency transactions.......              (1,604)                 (176,829)                    (56)
    Net change in unrealized appreciation
      (depreciation) of securities and
      foreign currency....................             (35,733)                  740,006                     (34)
                                                    ----------              ------------              ----------
         Net increase (decrease) in net
           assets resulting from
           operations.....................             (32,626)                  938,027                  16,963
                                                    ----------              ------------              ----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
    Net investment income.................              (4,424)                 (274,260)                (17,053)
                                                    ----------              ------------              ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold.........           1,010,000               240,197,502               1,609,449
    Shares issued in connection with
      payment of dividends and
      distributions.......................               4,424                   274,260                  12,047
    Cost of shares redeemed...............                  --                    (1,738)                     --
                                                    ----------              ------------              ----------
         Net increase in net assets from
           Fund share transactions........           1,014,424               240,470,024               1,621,496
                                                    ----------              ------------              ----------
Total increase in net assets..............             977,374               241,133,791               1,621,406
NET ASSETS:
    Beginning of period...................                  --                        --                      --
                                                    ----------              ------------              ----------
    End of period*........................          $  977,374              $241,133,791              $1,621,406
                                                    ==========              ============              ==========
*Including undistributed net investment
  income of:                                        $      287              $    100,589              $       --
                                                    ==========              ============              ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold...........................             100,999                24,152,999                 161,006
    Shares issued in connection with
      payment of dividends and
      distributions.......................                 462                    27,703                   1,207
    Shares redeemed.......................                  --                      (176)                     --
                                                    ----------              ------------              ----------
         Net increase.....................             101,461                24,180,526                 162,213
                                                    ==========              ============              ==========
** Commencement of operations

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
June 30, 1998

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Variable Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on February 4, 1997 and consists of four series of shares comprising the Equity Income VIP Portfolio, the International VIP Portfolio, the Low Duration VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. Investment operations of the Funds began on March 18, 1998 (the Equity Income VIP Portfolio and the Low Duration VIP Portfolio) and on June 10, 1998 (the International VIP Portfolio). The Total Return Bond VIP Portfolio has not commenced operations other than those relating to organizational matters. Shares of the Funds are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts.

The Equity Income VIP Portfolio seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International VIP Portfolio seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Low Duration VIP Portfolio seeks to maximize total return, consistent with preservation of capital. The Total Return Bond VIP Portfolio seeks to maximize long-term total return. The following is a summary of significant account policies followed by the Funds in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. These costs were advanced by the Advisor and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not

--------------------------------------------------------------------------------

exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International VIP Portfolio, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International VIP Portfolio does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the International VIP Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Low Duration VIP Portfolio owns investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities. The Low Duration VIP Portfolio had restricted securities with an aggregate market value of $146,946, representing 9% of the net assets of the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
June 30, 1998

WHEN-ISSUED SECURITIES: The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly for the Low Duration VIP Portfolio and declared and paid quarterly for the Equity Income VIP Portfolio and declared and paid semi-annually for the International VIP Portfolio. Distributions of net realized capital gains, if any, will be declared at least annually. Effective July 1, 1998 the Low Duration VIP Portfolio will declare and pay dividends monthly.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENTS. Each Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., a separate business unit of Merrill Lynch & Co. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the period ended June 30, 1998, the Advisor reimbursed the following expenses:

                                                           Equity Income   International   Low Duration
                                                           VIP Portfolio   VIP Portfolio   VIP Portfolio
                                                           ---------------------------------------------
ANNUAL ADVISORY RATE.....................................        0.75%         0.75%             0.46%
ANNUAL CAP ON EXPENSES...................................        1.15%         1.35%             0.58%
EXPENSE REIMBURSEMENT....................................     $29,149            $0           $30,942

--------------------------------------------------------------------------------

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the period ended June 30, 1998 were as follows:

                                            Purchases                            Sales
                                 -------------------------------    -------------------------------
Fund                             U.S. Government       Other        U.S. Government       Other
---------------------------------------------------------------------------------------------------
EQUITY INCOME VIP PORTFOLIO....            --       $  1,016,403             --        $     11,593
INTERNATIONAL VIP PORTFOLIO....            --        219,742,084             --           3,586,274
LOW DURATION VIP PORTFOLIO.....    $1,555,747            801,429       $951,539             223,912

As of June 30, 1998, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                     Net Appreciation       Appreciated       Depreciated
Fund                                                  (Depreciation)        Securities        Securities
---------------------------------------------------------------------------------------------------------
EQUITY INCOME VIP PORTFOLIO......................        $(35,733)          $   27,812        $   (63,545)
INTERNATIONAL VIP PORTFOLIO......................         739,768            5,087,182         (4,347,414)
LOW DURATION VIP PORTFOLIO.......................             (34)               1,926             (1,960)

At June 30, 1998, the cost of investments for federal income tax purposes was $1,003,206, $287,620,362, and $1,608,946 for the Equity Income, International
and Low Duration VIP Portfolios, respectively.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                      EQUITY INCOME            INTERNATIONAL           LOW DURATION
                                                      VIP PORTFOLIO            VIP PORTFOLIO           VIP PORTFOLIO
                                                  ----------------------   ---------------------   ---------------------
                                                     March 18, 1998*          June 10, 1998*          March 18, 1998*
                                                  through June 30, 1998    through June 30, 1998   through June 30, 1998
                                                  ----------------------   ---------------------   ---------------------
Net Asset Value, Beginning of Period.............          $10.00                    $10.00                 $10.00
  Income from Investment Operations:
    Net investment income........................            0.04                      0.02                   0.17
    Net realized and unrealized loss on
      investments................................           (0.37)                    (0.04)                    --
                                                         --------              ------------             ----------
    Total from investment operations.............           (0.33)                    (0.02)                  0.17
                                                         --------              ------------             ----------
  Less Distributions:
    Dividends (from net investment income).......           (0.04)                    (0.01)                 (0.17)
                                                         --------              ------------             ----------
Net Asset Value, End of Period...................          $ 9.63                    $ 9.97                 $10.00
                                                         ========              ============             ==========
Total Return(1)..................................           (3.26)%                   (0.19)%                 1.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period........................        $977,374              $241,133,791             $1,621,406
Ratio of expenses to average net assets(2):
    Before expense reimbursement.................           11.41%                     0.99%                 11.39%
    After expense reimbursement..................            1.15%                     0.99%                  0.58%
Ratio of net investment income to average net
  assets(2):
    Before expense reimbursement.................           (8.60)%                    3.65%                 (4.85)%
    After expense reimbursement..................            1.66%                     3.65%                  5.96%
Portfolio turnover rate(1).......................               1%                      112%                   148%

* Commencement of operations.
(1) Not annualized.
(2) Annualized.

                       See Notes to Financial Statements